Share-based Payments - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Apr. 30, 2023 CAD ($) $ / shares	Apr. 30, 2022 CAD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	4 years
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted	2,478,138
Exercise price of options granted | $ / shares	$ 68.58
Weighted average grant date fair value of options granted	$ 6.81		$ 6.81
Increase to equity	$ 2,000,000	$ 2,000,000	$ 11,000,000	$ 8,000,000
Employee stock options [member] | Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%
Employee stock options [member] | Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%